Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities
	December 31,
	2019	2018

Vacation, convalescence and bonus accruals	$318	$211
Employees and payroll related	261	158
Short term operating lease liabilities	123	-
Accrued expenses and other	1,195	575
	$1,897	$944